INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2022	2021
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951

			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		20,399	19,639
	Customer relationship		4,801	4,757

			25,200	24,396

	Amortized cost		$1,566	$2,370

Schedule of expected amortization expenses

Year ending December 31,
2023	$545
2024	532
2025 and thereafter	489

$1,566